Expense Example - VIPEmergingMarketsPortfolio-InvestorPRO - VIPEmergingMarketsPortfolio-InvestorPRO - VIP Emerging Markets Portfolio - VIP Emerging Markets Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 99
3 years	309
5 years	536
10 years	$ 1,190